INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Tables)	12 Months Ended
Mar. 31, 2013
Investments In Operating Partnerships [Abstract]
Schedule Of Number Of Operating Partnerships [Table Text Block]

The number of operating limited partnerships in which the Fund has limited partnership interests at March 31, 2013 and 2012 by series are as follows:

	2013	2012

Series 47	15	15
Series 48	11	11
Series 49	24	24

	50	50

Schedule Of Contribution Payable To Operating Limited Partnerships [Table Text Block]	At March 31, 2013 and 2012, contributions are payable to operating limited partnerships as follows:
	2013	2012

Series 47	$-	$91,654
Series 48	-	10,001
Series 49	101	230,764

	$101	$332,419

Schedule Of Fund Investment In Operating Partnerships [Table Text Block]

The fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Total	Series 47	Series 48	Series 49

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$88,232,675	$25,829,698	$17,111,380	$45,291,597

Cumulative distributions from operating limited partnerships	(343,066)	(65,095)	(112,494)	(165,477)

Cumulative impairment loss in investments in operating limited partnerships	(26,555,983)	(8,199,492)	(4,017,798)	(14,338,693)

Cumulative losses from operating limited partnerships	(33,725,900)	(11,269,105)	(8,147,469)	(14,309,326)

Investments in operating limited partnerships per balance sheets	27,607,726	6,296,006	4,833,619	16,478,101

	Total	Series 47	Series 48	Series 49

The fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(476,470)	(91,653)	-	(384,817)

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(9,827,745)	(1,386,345)	(411,422)	(8,029,978)

The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	333,626	-	-	333,626

Cumulative impairment loss in investments in operating limited partnerships	26,555,983	8,199,492	4,017,798	14,338,693

Other	35,351	8,353	10,976	16,022

Equity per operating limited partnerships’ combined financial statements	$44,228,471	$13,025,853	$8,450,971	$22,751,647

The fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Total	Series 47	Series 48	Series 49

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$88,232,675	$25,829,698	$17,111,380	$45,291,597

Cumulative distributions from operating limited partnerships	(242,984)	(36,275)	(85,663)	(121,046)

Cumulative impairment loss in investments in operating limited partnerships	(19,633,177)	(6,099,586)	(2,567,590)	(10,966,001)

Cumulative losses from operating limited partnerships	(31,925,069)	(11,064,238)	(7,832,428)	(13,028,403)

Investments in operating limited partnerships per balance sheets	36,431,445	8,629,599	6,625,699	21,176,147

	Total	Series 47	Series 48	Series 49

The fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(655,098)	(91,653)	(178,628)	(384,817)

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(8,746,941)	(800,432)	(263,057)	(7,683,452)

The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	333,626	-	-	333,626

Cumulative impairment loss in investments in operating limited partnerships	19,633,177	6,099,586	2,567,590	10,966,001

Other	4,754	(5,759)	2,420	8,093

Equity per operating limited partnerships’ combined financial statements	$47,000,963	$13,831,341	$8,754,024	$24,415,598

Schedule Of Summarized Balance Sheets In Operating Partnerships [Table Text Block]

The combined summarized balance sheets of the operating limited partnerships in which Series 47, 48 and 49 hold an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 47	Series 48	Series 49
ASSETS

Buildings and improvements, net of accumulated depreciation	$236,359,506	$80,008,907	$56,666,067	$99,684,532
Land	22,528,233	8,589,687	6,709,244	7,229,302
Other assets	22,177,729	7,920,941	5,168,569	9,088,219

	$281,065,468	$96,519,535	$68,543,880	$116,002,053

LIABILITIES AND PARTNERS’ CAPITAL

Mortgages and construction loans payable	$189,227,285	$67,133,028	$48,419,561	$73,674,696
Accounts payable and accrued expenses	2,802,350	1,216,111	494,647	1,091,592
Other liabilities	27,613,778	8,372,414	5,844,975	13,396,389

	219,643,413	76,721,553	54,759,183	88,162,677
PARTNERS’ CAPITAL
Boston Capital Tax Credit Fund V L.P.	44,228,471	13,025,853	8,450,971	22,751,647
Other partners	17,193,584	6,772,129	5,333,726	5,087,729

	61,422,055	19,797,982	13,784,697	27,839,376

	$281,065,468	$96,519,535	$68,543,880	$116,002,053

The combined summarized balance sheets of the operating limited partnerships in which Series 47, 48 and 49 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 47	Series 48	Series 49
ASSETS

Buildings and improvements, net of accumulated depreciation	$246,480,158	$83,289,382	$59,063,634	$104,127,142
Land	22,528,233	8,589,687	6,709,244	7,229,302
Other assets	23,053,924	8,239,979	5,448,962	9,364,983

	$292,062,315	$100,119,048	$71,221,840	$120,721,427

LIABILITIES AND PARTNERS’ CAPITAL

Mortgages and construction loans payable	$192,130,464	$68,373,641	$49,008,261	$74,748,562
Accounts payable and accrued expenses	2,940,104	1,231,546	712,925	995,633
Other liabilities	32,205,394	9,838,390	7,215,583	15,151,421

	227,275,962	79,443,577	56,936,769	90,895,616
PARTNERS’ CAPITAL
Boston Capital Tax Credit Fund V L.P.	47,000,963	13,831,341	8,754,024	24,415,598
Other partners	17,785,390	6,844,130	5,531,047	5,410,213

	64,786,353	20,675,471	14,285,071	29,825,811

	$292,062,315	$100,119,048	$71,221,840	$120,721,427

Schedule Of Summarized Statement Of Operations In Operating Partnerships [Table Text Block]

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 in which Series 47 through Series 49 had an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 47	Series 48	Series 49
Revenue
Rent	$33,600,232	$12,363,094	$8,227,767	$13,009,371
Interest and other	1,138,753	444,225	310,398	384,130

	34,738,985	12,807,319	8,538,165	13,393,501
Expenses
Interest	5,372,996	1,718,764	1,060,749	2,593,483
Depreciation and amortization	10,837,045	3,556,422	2,577,491	4,703,132
Taxes and insurance	4,149,177	1,729,980	1,019,605	1,399,592
Repairs and maintenance	4,442,027	1,665,789	1,203,468	1,572,770
Operating expenses	12,601,121	4,569,552	2,870,912	5,160,657
Other expenses	1,120,153	555,342	464,776	100,035

	38,522,519	13,795,849	9,197,001	15,529,669

NET LOSS	$(3,783,534)	$(988,530)	$(658,836)	$(2,136,168)

Net loss allocated to Boston Capital Tax Credit Fund V L.P. *	$(2,881,635)	$(790,780)	$(463,406)	$(1,627,449)

Net loss allocated to other partners	$(901,899)	$(197,750)	$(195,430)	$(508,719)

* Amount includes $585,913, $148,365 and $346,526 for Series 47, Series 48 and Series 49, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 in which Series 47 through Series 49 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 47	Series 48	Series 49
Revenue
Rent	$33,221,675	$12,022,011	$8,049,555	$13,150,109
Interest and other	1,235,811	483,125	330,945	421,741

	34,457,486	12,505,136	8,380,500	13,571,850
Expenses
Interest	5,521,080	1,736,678	1,077,921	2,706,481
Depreciation and amortization	11,204,983	3,731,135	2,706,700	4,767,148
Taxes and insurance	3,954,517	1,592,297	966,551	1,395,669
Repairs and maintenance	4,258,853	1,657,626	1,034,278	1,566,949
Operating expenses	12,052,181	4,422,472	2,768,580	4,861,129
Other expenses	1,115,805	491,399	478,737	145,669

	38,107,419	13,631,607	9,032,767	15,443,045

NET LOSS	$(3,649,933)	$(1,126,471)	$(652,267)	$(1,871,195)

Net loss allocated to Boston Capital Tax Credit Fund V L.P.	$(2,712,711)	$(901,443)	$(454,507)	$(1,356,761)

Net loss allocated to other partners	$(937,222)	$(225,028)	$(197,760)	$(514,434)

* Amount includes $551,081, $211,727 and $103,854 for Series 47, Series 48 and Series 49, respectively, of loss not recognized under the equity method of accounting as described in note A.